Note 3 - Management of Financial Risks and Fair Value	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of nature and extent of risks arising from financial instruments [text block]
3
) Management of financial risks and fair value

The principal financial instruments held by the Company are cash, cash equivalents and marketable securities. The purpose of holding these instruments is to finance the ongoing business activities of the Company. It is not
the Company’s policy to invest in financial instruments for speculative purposes. The Company does not
utilize derivatives.

The principal risks to which the Company is exposed are liquidity risk, foreign currency exchange risk, interest rate risk and credit risk.

Liquidity risk

The Company’s cash management is performed by the Finance department, in charge of monitoring the day-to-day financing and the short-term forecast and enabling the Company to face its financial commitments by maintaining an amount of available cash consistent with the maturities of its liabilities. As of
December
31,
2019,
cash, cash equivalents and short-term investments were
€218,865
thousand, which represents more than a year of cash consumption.
The main characteristics of the financial instruments owned by the Company (including liquidity) are presented in Note
4.

Foreign currency exchange risk

The Company is exposed to foreign exchange risk inherent in certain subcontracting activities relating to its operations in the United States, which have been invoiced in U.S. dollars. The Company does not
currently have recurring revenues in euros, dollars or in any other currency. As the Company further increases its business, particularly in the United States, it is expected to face greater exposure to exchange rate risk.

The revenue denominated in U.S. dollars has represented approximately
100%
of revenue in the years ended
December
31,
2017,
2018
and
2019,
respectively. Payments in U.S. dollars represented approximately
15.1%,
31.9%,
64.1%
of the payments in the years ended
December
31,
2017,
2018
and
2019,
respectively. In order to cover this risk, the Company kept in U.S. dollars a part of the consideration received from AstraZeneca in
June 2015
and
January 2019.
We entirely kept the U.S dollars portion of the proceeds received from our Global Offering in
October 2019
.

The Company’s foreign exchange policy does
not
include the use of hedging instruments.

Interest rate risk

The Company has very low exposure to interest rate risk. Such exposure primarily involves money market funds and time deposit accounts. Changes in interest rates have a direct impact on the rate of return on these investments and the cash flows generated. The Company has no
credit facilities. The repayment flows of the advances from
Banque Publique d’Investissement
(“BPI France”) and the borrowings subscribed in
2017
are
not
subject to interest rate risk.

Credit risk

The credit risk related to the Company’s cash equivalents, short-term investments and non-current financial assets is not
significant in light of the quality of the issuers. The Company deemed that none
of the instruments in its portfolio are exposed to credit risk.

Fair value

The fair value of financial instruments traded on an active market is based on the market rate as of
December
31,
2019.
The market prices used for the financial assets owned by the Company are the bid prices in effect on the market as of the valuation date.